Related Party Transactions - Pathfinder - Interim (Details) - USD ($)		5 Months Ended	6 Months Ended
	Nov. 06, 2025	Dec. 31, 2025	Jun. 30, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Related party payable		$ 4,587,335	$ 8,966,901	$ 2,276,419
Pathfinder
Related Party Transaction [Line Items]
Related party interest payable		6,032	93,029	0
Related party receivable		716,710	3,115,890	0
Related party payable		170,625	328,125	0
Related Party
Related Party Transaction [Line Items]
Related party payable		170,625		$ 0
Related Party | Pathfinder
Related Party Transaction [Line Items]
Related party receivable		716,710	3,115,890
Related party receivable, principal amount		711,247	994,699
Interest receivable		5,463	23,472
Related party receivable, receivable for vendor payments made on behalf of related party			2,097,719
Related party payable		170,625	328,125
Revolving Credit Facility | Related Party Credit Facility | Related Party | Line of Credit
Related Party Transaction [Line Items]
Related party credit facility, maximum borrowing capacity	$ 1,000,000.0
Related party credit facility, stated percentage	3.81%
Related party credit facility, amount outstanding		0	0
Related party credit facility, repayment period after triggering event	5 days
Revolving Credit Facility | Related Party Credit Facility | Related Party | Pathfinder | Line of Credit
Related Party Transaction [Line Items]
Related party credit facility, maximum borrowing capacity	$ 7,000,000.0
Related party credit facility, stated percentage	3.81%
Proceeds from revolving line of credit		1,174,305	5,380,483
Related party credit facility, amount outstanding		$ 1,174,305	6,554,788
Related party credit facility, repayment period after triggering event	5 days	5 days
Related party interest payable		$ 6,032	$ 93,029